NET INCOME (LOSS) PER COMMON SHARE DATA (10K) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted [Abstract]
Net loss	$ (10,630)	$ (10,071)	$ (21,200)	$ (31,077)
Denominator - basic and diluted [Abstract]
Weighted-average common shares outstanding - basic (in shares)	12,680,000	12,454,000	12,532,000	12,447,000
Effect of dilutive securities (in shares)	0	0	0	0
Weighted-average common shares outstanding - diluted (in shares)	12,680,000	12,454,000	12,532,000	12,447,000
Net loss per common share [Abstract]
Basic and diluted (in dollars per share)	$ (0.84)	$ (0.81)	$ (1.69)	$ (2.50)
Antidilutive securities excluded from computation of earnings per share (in shares)	146,000	898,000	613,000	898,000
Warrant [Member]
Net loss per common share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,041,667		21,041,667
Exercise price (in dollars per share)	$ 12		$ 12
Common Class Restricted [Member]
Net loss per common share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	216,000	298,000	923,000	1,084,000